Finance expense (Tables)	12 Months Ended
Dec. 31, 2024
Interest costs [abstract]
Summary of Finance Cost

	2024 £m	2023 £m	2022 £m
Finance expense arising on:
Financial liabilities at amortised cost	(569)	(672)	(789)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	(262)	(23)	743
Retranslation of loans	266	25	(761)
Reclassification of hedges from other comprehensive income	(4)	(4)	(2)
Unwinding of discounts on provisions	(25)	(15)	(7)
Finance expense arising on lease liabilities	(46)	(38)	(30)
Other finance expense	(29)	(65)	(33)
	(669)	(792)	(879)